UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Courtney R. Taylor
Intermediate Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

November 30, 2012
unaudited

Bonds & notes — 94.87%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 35.74%
U.S. TREASURY — 34.03%
U.S. Treasury 2.75% 2013	$25,000	$25,160
U.S. Treasury 3.625% 2013	52,750	53,580
U.S. Treasury 4.25% 2013	121,680	125,161
U.S. Treasury 1.875% 2014	35,000	35,713
U.S. Treasury 2.25% 2014	51,000	52,530
U.S. Treasury 2.625% 2014	188,250	195,667
U.S. Treasury 0.25% 2015	371,000	370,636
U.S. Treasury 1.25% 2015	25,000	25,653
U.S. Treasury 1.75% 2015	100,000	103,806
U.S. Treasury 2.25% 2015	58,000	60,467
U.S. Treasury 4.125% 2015	50,000	54,677
U.S. Treasury 4.25% 2015	50,000	55,275
U.S. Treasury 1.00% 2016	25,000	25,533
U.S. Treasury 1.50% 2016	12,600	13,096
U.S. Treasury 1.75% 2016	26,000	27,222
U.S. Treasury 2.00% 2016	70,000	73,839
U.S. Treasury 2.00% 2016	42,250	44,433
U.S. Treasury 2.375% 2016	50,000	53,304
U.S. Treasury 2.625% 2016	20,000	21,461
U.S. Treasury 3.00% 2016	20,000	21,944
U.S. Treasury 4.50% 2016	47,500	53,764
U.S. Treasury 5.125% 2016	96,500	112,106
U.S. Treasury 7.50% 2016	40,000	51,014
U.S. Treasury 0.75% 2017	29,000	29,257
U.S. Treasury 0.875% 2017	307,325	311,938
U.S. Treasury 1.00% 2017	197,250	201,296
U.S. Treasury 2.50% 2017	153,750	167,300
U.S. Treasury 4.25% 2017	50,000	58,857
U.S. Treasury 4.50% 2017	20,000	23,489
U.S. Treasury 4.625% 2017	115,000	134,719
U.S. Treasury 8.75% 2017	25,000	34,045
U.S. Treasury 3.50% 2018	60,000	68,665
U.S. Treasury 4.00% 2018	10,000	11,821
U.S. Treasury 1.00% 2019	25,000	24,994
U.S. Treasury 1.125% 2019	144,000	145,727
U.S. Treasury 1.25% 2019	8,250	8,420
U.S. Treasury 2.625% 2020	30,000	33,202
U.S. Treasury 3.50% 2020	35,000	40,994
U.S. Treasury 8.75% 2020	15,000	23,275
U.S. Treasury 2.00% 2021	25,000	26,206
U.S. Treasury 2.125% 2021	93,500	99,238
U.S. Treasury 3.625% 2021	5,000	5,923
U.S. Treasury 8.00% 2021	20,000	31,245
U.S. Treasury 1.625% 2022	105,000	105,099
U.S. Treasury 1.75% 2022	92,000	93,793
U.S. Treasury 6.25% 2023	25,000	36,305
U.S. Treasury 7.125% 2023	15,000	22,890
U.S. Treasury 7.625% 2025	20,000	32,716
		3,427,455

U.S. TREASURY INFLATION-PROTECTED SECURITIES1 — 1.71%
U.S. Treasury Inflation-Protected Security 1.875% 2013	62,988	64,115
U.S. Treasury Inflation-Protected Security 2.00% 2014	13,336	13,776
U.S. Treasury Inflation-Protected Security 1.625% 2015	1,181	1,255
U.S. Treasury Inflation-Protected Security 0.125% 2016	19,392	20,445
U.S. Treasury Inflation-Protected Security 0.125% 2022	53,828	59,062
U.S. Treasury Inflation-Protected Security 2.375% 2025	10,165	13,863
		172,516

Total U.S. Treasury bonds & notes		3,599,971

CORPORATE BONDS & NOTES — 26.39%
FINANCIALS — 7.13%
Bank of America Corp. 4.50% 2015	5,000	5,341
Bank of America Corp., Series L, 3.625% 2016	6,985	7,414
Bank of America Corp. 3.75% 2016	1,135	1,214
Bank of America Corp. 5.75% 2017	5,070	5,869
Bank of America Corp. 5.625% 2020	12,000	14,181
Bank of America Corp. 5.70% 2022	6,250	7,611
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	5,000	5,370
Westfield Group 7.50% 20142	750	819
Westfield Group 5.75% 20152	10,000	11,126
Westfield Group 5.70% 20162	1,250	1,423
Westfield Group 7.125% 20182	1,000	1,236
Westfield Group 4.625% 20212	4,770	5,332
Westfield Group 3.375% 20222	14,600	14,887
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,568
Goldman Sachs Group, Inc. 5.25% 2021	3,560	4,075
Goldman Sachs Group, Inc. 5.75% 2022	16,100	19,131
Citigroup Inc. 4.587% 2015	16,640	18,207
Citigroup Inc. 6.01% 2015	4,750	5,206
Citigroup Inc. 3.953% 2016	5,535	5,968
Citigroup Inc. 6.125% 2018	780	934
Citigroup Inc. 8.50% 2019	4,219	5,649
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,292
Kimco Realty Corp., Series C, 4.82% 2014	795	839
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,580
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,737
Kimco Realty Corp. 5.70% 2017	5,500	6,371
Kimco Realty Corp. 6.875% 2019	2,000	2,483
Prologis, Inc. 7.625% 2014	10,750	11,785
Prologis, Inc. 5.625% 2016	6,260	7,020
Prologis, Inc. 6.625% 2018	3,000	3,587
Prologis, Inc. 6.875% 2020	5,000	6,079
Simon Property Group, LP 6.75% 2014	5,655	6,060
Simon Property Group, LP 4.20% 2015	9,430	10,026
Simon Property Group, LP 6.10% 2016	7,000	8,142
Simon Property Group, LP 5.875% 2017	2,500	2,972
Simon Property Group, LP 10.35% 2019	750	1,084
MetLife Global Funding I 5.125% 20132	15,250	15,497
MetLife Global Funding I 2.50% 20152	12,000	12,550
JPMorgan Chase & Co. 4.75% 2013	6,000	6,107
JPMorgan Chase & Co. 3.40% 2015	6,000	6,331
JPMorgan Chase & Co. 4.35% 2021	4,500	5,049
JPMorgan Chase & Co. 4.625% 2021	3,500	4,008
JPMorgan Chase & Co. 3.25% 2022	4,500	4,660
Nordea Bank, Series 2, 3.70% 20142	18,000	18,956
Nordea Bank AB 3.125% 20172	5,000	5,329
Monumental Global Funding 5.50% 20132	4,500	4,585
Monumental Global Funding III 0.54% 20142,3	9,140	9,135
Monumental Global Funding III 5.25% 20142	8,500	8,904
Morgan Stanley, Series F, 2.875% 2014	7,250	7,385
Morgan Stanley, Series F, 6.00% 2015	3,635	3,963
Morgan Stanley 3.80% 2016	8,325	8,677
UBS AG 2.25% 2014	7,000	7,111
UBS AG 4.875% 2020	11,000	12,861
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,047
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,524
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,147
Royal Bank of Scotland PLC 3.40% 2013	5,575	5,672
Royal Bank of Scotland PLC 3.95% 2015	7,000	7,442
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,450
Jackson National Life Global 5.375% 20132	17,565	17,936
Australia & New Zealand Banking Group Ltd. 2.125% 20142	10,000	10,131
ANZ National (International) Ltd. 3.125% 20152	7,000	7,362
HSBC Finance Corp. 0.59% 20143	2,250	2,243
HSBC Finance Corp. 0.848% 20163	4,400	4,224
HSBC Holdings PLC 4.875% 2020	6,000	6,708
HSBC Holdings PLC 4.00% 2022	2,950	3,246
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,896
Berkshire Hathaway Inc. 3.00% 2022	6,475	6,812
American Express Centurion Bank 0.875% 2015	12,000	12,013
American Express Co. 6.15% 2017	2,900	3,531
Westpac Banking Corp. 1.85% 2013	8,000	8,116
Westpac Banking Corp. 3.00% 2015	6,300	6,687
Standard Chartered PLC 3.20% 20162	8,000	8,445
Standard Chartered Bank 6.40% 20172	4,020	4,697
BNP Paribas 3.60% 2016	7,000	7,434
BNP Paribas 5.00% 2021	5,000	5,594
Northern Trust Corp. 5.50% 2013	6,500	6,733
Northern Trust Corp. 4.625% 2014	2,825	2,987
Northern Trust Corp. 5.85% 20172	2,750	3,300
Barclays Bank PLC 5.20% 2014	4,500	4,795
Barclays Bank PLC 6.05% 20172	4,140	4,555
Barclays Bank PLC 5.125% 2020	3,000	3,429
American International Group, Inc. 3.80% 2017	11,400	12,288
US Bank NA 4.95% 2014	2,550	2,753
US Bancorp., Series T, 1.65% 2017	8,500	8,705
Wells Fargo & Co. 3.676% 2016	7,000	7,627
Wells Fargo & Co., Series I, 3.50% 2022	3,500	3,775
ACE INA Holdings Inc. 2.60% 2015	10,090	10,576
TIAA Global Markets 4.95% 20132	10,000	10,292
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	9,692
New York Life Global Funding 4.65% 20132	9,000	9,167
BB&T Corp., Series C, 1.60% 2017	8,250	8,374
Korea Development Bank 5.30% 2013	2,500	2,511
Korea Development Bank 8.00% 2014	5,350	5,750
Boston Properties, Inc. 3.70% 2018	7,000	7,605
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,349
PNC Financial Services Group, Inc., 8.729% 2022	5,490	5,611
PRICOA Global Funding I 5.30% 20132	5,000	5,186
Société Générale 3.10% 20152	5,000	5,153
ERP Operating LP 5.25% 2014	4,000	4,290
Intesa Sanpaolo SpA 2.712% 20142,3	4,125	4,121
Principal Life Insurance Co. 5.30% 2013	4,000	4,076
UniCredito Italiano SpA 6.00% 20172	3,300	3,288
Mack-Cali Realty Corp. 2.50% 2017	2,910	2,919
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,572
Santander Issuances, SA Unipersonal 6.50% 20192,3	800	817
		718,379

HEALTH CARE — 3.35%
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	12,756
GlaxoSmithKline Capital Inc. 1.50% 2017	24,539	25,044
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	12,277
GlaxoSmithKline Capital Inc. 2.85% 2022	2,591	2,718
Novartis Capital Corp. 1.90% 2013	5,000	5,032
Novartis Capital Corp. 4.125% 2014	17,500	18,248
Novartis Capital Corp. 2.90% 2015	10,000	10,574
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,807
Novartis Capital Corp. 2.40% 2022	2,500	2,523
Schering-Plough Corp. 6.00% 2017	7,945	9,822
Merck & Co., Inc. 1.10% 2018	26,500	26,589
Roche Holdings Inc. 5.00% 20142	18,734	19,711
Roche Holdings Inc. 6.00% 20192	10,000	12,595
Amgen Inc. 1.875% 2014	5,000	5,121
Amgen Inc. 2.50% 2016	15,850	16,633
Amgen Inc. 2.125% 2017	7,000	7,266
Amgen Inc. 3.625% 2022	25	27
Express Scripts Inc. 6.25% 2014	1,010	1,092
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,614
Express Scripts Inc. 2.65% 20172	10,150	10,613
Express Scripts Inc. 3.90% 20222	7,000	7,555
AbbVie Inc. 1.75% 20172	7,500	7,612
AbbVie Inc. 2.90% 20222	14,975	15,311
Pfizer Inc 5.35% 2015	10,000	11,061
Pfizer Inc 6.20% 2019	5,000	6,389
Gilead Sciences, Inc. 2.40% 2014	2,865	2,960
Gilead Sciences, Inc. 3.05% 2016	8,285	8,930
Gilead Sciences, Inc. 4.40% 2021	2,195	2,520
UnitedHealth Group Inc. 1.875% 2016	3,650	3,780
UnitedHealth Group Inc. 1.40% 2017	3,020	3,044
UnitedHealth Group Inc. 6.00% 2017	4,750	5,732
Sanofi 0.672% 20143	10,000	10,038
Aetna Inc. 1.50% 2017	2,990	3,019
Aetna Inc. 2.75% 2022	6,000	6,035
WellPoint, Inc. 6.00% 2014	4,400	4,676
WellPoint, Inc. 5.25% 2016	3,000	3,365
Boston Scientific Corp. 6.00% 2020	5,000	5,894
Johnson & Johnson 0.40% 20143	5,000	5,010
McKesson Corp. 0.95% 2015	3,035	3,044
McKesson Corp. 2.70% 2022	1,310	1,325
DENTSPLY International Inc. 2.75% 2016	3,930	4,101
Cardinal Health, Inc. 1.90% 2017	3,700	3,787
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,015
		337,265

CONSUMER STAPLES — 3.14%
Anheuser-Busch InBev NV 0.70% 20143	11,625	11,675
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,494
Anheuser-Busch InBev NV 4.125% 2015	7,500	8,042
Anheuser-Busch InBev NV 1.375% 2017	12,000	12,141
Anheuser-Busch InBev NV 7.75% 2019	5,480	7,370
Coca-Cola Co. 3.625% 2014	10,000	10,403
Coca-Cola Co. 1.50% 2015	10,000	10,283
Coca-Cola Co. 1.80% 2016	6,500	6,739
Coca-Cola Co. 3.15% 2020	6,285	6,915
SABMiller Holdings Inc. 2.45% 20172	25,290	26,520
SABMiller Holdings Inc. 3.75% 20222	3,000	3,260
PepsiCo, Inc. 0.875% 2013	5,000	5,026
PepsiCo, Inc. 3.10% 2015	6,000	6,315
PepsiCo, Inc. 2.50% 2016	16,000	16,976
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,029
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,219
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,359
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,508
Wal-Mart Stores, Inc. 5.80% 2018	740	915
Procter & Gamble Co. 3.50% 2015	7,500	7,989
Procter & Gamble Co. 1.45% 2016	8,410	8,626
British American Tobacco International Finance PLC 2.125% 20172	7,000	7,140
British American Tobacco International Finance PLC 9.50% 20182	5,910	8,288
Pernod Ricard SA 2.95% 20172	14,500	15,312
Kraft Foods Inc. 2.25% 20172	7,725	8,027
Kraft Foods Inc. 3.50% 20222	6,175	6,602
Reynolds American Inc 3.25% 2022	11,290	11,500
Walgreen Co. 4.875% 2013	10,500	10,796
Kroger Co. 7.50% 2014	6,030	6,481
Kroger Co. 6.40% 2017	2,500	3,039
Philip Morris International Inc. 2.90% 2021	8,850	9,247
Altria Group, Inc. 8.50% 2013	4,000	4,287
Altria Group, Inc. 2.85% 2022	5,000	4,958
Heineken NV 1.40% 20172	8,190	8,215
Tesco PLC 5.50% 20172	6,840	8,036
Unilever Capital Corp. 3.65% 2014	7,500	7,774
General Mills, Inc. 0.66% 20143	7,500	7,530
Kimberly-Clark Corp. 7.50% 2018	4,500	6,041
Kraft Foods Inc. 2.625% 2013	3,830	3,859
		315,936

ENERGY — 2.99%
Shell International Finance BV 1.875% 2013	17,000	17,083
Shell International Finance BV 4.00% 2014	25,000	26,129
Shell International Finance BV 3.10% 2015	7,500	7,973
Shell International Finance BV 1.125% 2017	15,000	15,121
StatoilHydro ASA 2.90% 2014	3,110	3,246
StatoilHydro ASA 3.875% 2014	4,750	4,959
Statoil ASA 3.125% 2017	22,000	23,939
Statoil ASA 3.15% 2022	4,000	4,271
StatoilHydro ASA 2.45% 2023	2,330	2,328
Total Capital Canada Ltd. 1.625% 2014	5,000	5,076
Total Capital SA 3.00% 2015	7,000	7,415
Total Capital SA 2.30% 2016	8,000	8,389
Total Capital International 2.875% 2022	11,080	11,595
Kinder Morgan Energy Partners, LP 5.00% 2013	5,000	5,203
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,399
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,491
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	4,270
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,393
Transocean Inc. 5.05% 2016	8,000	8,912
Transocean Inc. 2.50% 2017	9,550	9,609
Transocean Inc. 3.80% 2022	3,000	3,066
BG Energy Capital PLC 2.50% 20152	7,000	7,322
BG Energy Capital PLC 2.875% 20162	13,270	14,115
Chevron Corp. 3.95% 2014	18,000	18,764
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,048
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,355
Husky Energy Inc. 5.90% 2014	6,000	6,450
Husky Energy Inc. 7.25% 2019	3,000	3,961
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,654
Enbridge Energy Partners, LP 4.20% 2021	4,000	4,332
Phillips 66 4.30% 20222	7,685	8,524
Marathon Oil Corp. 0.90% 2015	7,500	7,513
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,075
Enterprise Products Operating LLC 1.25% 2015	5,000	5,032
BP Capital Markets PLC 3.625% 20142	2,000	2,086
BP Capital Markets PLC 3.875% 2015	2,500	2,672
Devon Energy Corp. 1.875% 2017	4,075	4,174
Enbridge Inc. 5.60% 2017	2,500	2,901
Cenovus Energy Inc. 4.50% 2014	2,009	2,138
		300,983

UTILITIES — 2.28%
Iberdrola Finance Ireland 3.80% 20142	15,000	15,431
Scottish Power PLC 5.375% 2015	4,000	4,271
Iberdrola Finance Ireland 5.00% 20192	5,000	5,219
Niagara Mohawk Power 3.553% 20142	11,170	11,710
National Grid PLC 6.30% 2016	10,990	12,803
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,039
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,349
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,685
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	542
Progress Energy, Inc. 6.05% 2014	16,500	17,582
Duke Energy Indiana, Inc. 3.75% 2020	4,000	4,465
Pacific Gas and Electric Co. 6.25% 2013	12,250	12,927
PG&E Corp. 5.75% 2014	5,000	5,320
Enel Finance International SA 3.875% 20142	15,550	15,969
E.ON International Finance BV 5.80% 20182	13,000	15,821
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,952
Nevada Power Co., General and Refunding Mortgage Notes, Series O, 6.50% 2018	7,801	9,748
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	1,306	1,654
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	584
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,913
Consumers Energy Co. 2.85% 2022	7,500	7,854
Teco Finance, Inc. 4.00% 2016	6,000	6,451
Tampa Electric Co. 2.60% 2022	5,000	5,135
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	11,329
Electricité de France SA 5.50% 20142	10,000	10,477
American Electric Power Co. 1.65% 2017	7,910	7,939
PSEG Power LLC 2.75% 2016	5,310	5,536
Entergy Louisiana, LLC 1.875% 2014	5,000	5,126
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,363
Public Service Co. of Colorado 5.80% 2018	2,250	2,782
		229,976

INDUSTRIALS — 2.27%
General Electric Co. 5.00% 2013	2,000	2,014
General Electric Co. 0.85% 2015	9,000	9,010
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,828
General Electric Capital Corp. 2.95% 2016	3,255	3,448
General Electric Capital Corp. 1.60% 2017	7,500	7,506
General Electric Capital Corp. 2.30% 2017	14,135	14,618
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,544
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,568
General Electric Co. 2.70% 2022	7,500	7,656
General Electric Capital Corp. 3.15% 2022	6,400	6,556
Canadian National Railway Co. 4.95% 2014	17,850	18,740
Canadian National Railway Co. 5.85% 2017	7,000	8,471
Union Pacific Corp. 5.125% 2014	6,125	6,454
Union Pacific Corp. 5.70% 2018	5,900	7,225
Union Pacific Corp. 4.00% 2021	7,000	7,941
Union Pacific Corp. 4.163% 2022	2,694	3,075
United Technologies Corp. 1.80% 2017	12,655	13,097
United Technologies Corp. 3.10% 2022	8,100	8,728
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	14,460
Honeywell International Inc. 3.875% 2014	10,100	10,502
Northrop Grumman Corp. 3.70% 2014	9,500	9,972
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.768% 20153,4	9,487	9,389
Norfolk Southern Corp. 5.75% 2016	7,190	8,238
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,171
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,000
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,028
BAE Systems Holdings Inc. 4.95% 20142	4,500	4,740
Atlas Copco AB 5.60% 20172	4,000	4,720
Volvo Treasury AB 5.95% 20152	4,300	4,693
Danaher Corp. 2.30% 2016	3,140	3,301
CSX Corp. 5.75% 2013	1,635	1,658
		228,351

CONSUMER DISCRETIONARY — 1.99%
NBCUniversal Media, LLC 2.10% 2014	7,500	7,648
NBCUniversal Media, LLC 2.875% 2016	7,000	7,420
NBCUniversal Media, LLC 2.875% 2023	10,250	10,325
Time Warner Cable Inc. 6.20% 2013	12,000	12,381
Time Warner Cable Inc. 7.50% 2014	5,430	5,908
Time Warner Cable Inc. 8.25% 2014	1,000	1,089
Time Warner Cable Inc. 4.00% 2021	5,000	5,446
Walt Disney Co. 0.875% 2014	7,000	7,055
Walt Disney Co. 1.10% 2017	14,185	14,162
Time Warner Inc. 4.75% 2021	8,750	10,127
Time Warner Cable Inc. 4.00% 2022	10,000	10,967
Volkswagen International Finance NV 1.625% 20132	5,000	5,042
Volkswagen International Finance NV 0.97% 20142,3	15,000	15,056
Comcast Corp. 5.30% 2014	2,000	2,106
Comcast Corp. 5.85% 2015	3,000	3,428
Comcast Corp. 6.30% 2017	9,000	11,122
Daimler Finance NA LLC 1.95% 20142	7,500	7,603
Daimler Finance NA LLC 1.30% 20152	7,500	7,555
News America Inc. 6.90% 2019	8,500	10,765
Home Depot, Inc. 4.40% 2021	7,500	8,879
Cox Communications, Inc. 3.25% 20222	5,605	5,681
Omnicom Group Inc. 3.625% 2022	5,355	5,618
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,047
Target Corp. 6.00% 2018	4,055	5,030
CBS Corp. 1.95% 2017	4,800	4,920
Nordstrom, Inc. 6.75% 2014	4,180	4,556
Thomson Reuters Corp. 5.95% 2013	4,130	4,263
Staples, Inc. 9.75% 2014	1,000	1,094
		200,293

TELECOMMUNICATION SERVICES — 1.56%
Verizon Communications Inc. 5.25% 2013	7,200	7,325
Verizon Communications Inc. 7.375% 2013	5,000	5,307
Verizon Communications Inc. 5.55% 2014	11,170	11,764
Verizon Communications Inc. 0.70% 2015	10,000	10,015
Verizon Communications Inc. 3.00% 2016	13,000	13,899
Verizon Communications Inc. 2.45% 2022	7,500	7,539
AT&T Inc. 2.40% 2016	16,530	17,316
AT&T Inc. 2.95% 2016	8,000	8,504
Vodafone Group PLC 5.00% 2015	5,000	5,570
Vodafone Group PLC 5.375% 2015	12,000	13,183
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,307
Deutsche Telekom International Finance BV 3.125% 20162	5,500	5,831
Deutsche Telekom International Finance BV 2.25% 20172	5,600	5,765
France Télécom 4.375% 2014	5,000	5,268
France Télécom 2.125% 2015	10,000	10,280
Telecom Italia Capital SA 4.95% 2014	7,225	7,514
Telecom Italia Capital SA 6.175% 2014	6,000	6,315
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,087
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,085
		156,874

MATERIALS — 0.92%
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,290
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,462
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,096
ArcelorMittal 4.25% 20153	13,000	13,140
ArcelorMittal 6.00% 20213	4,000	3,997
Xstrata Canada Financial Corp. 4.95% 20212	8,500	9,133
Praxair, Inc. 1.05% 2017	7,500	7,549
Newcrest Finance Pty Ltd. 4.45% 20212	7,000	7,385
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,257
Ecolab Inc. 3.00% 2016	5,455	5,831
Dow Chemical Co. 3.00% 2022	5,000	4,995
Teck Resources Ltd. 4.75% 2022	3,735	4,078
Cliffs Natural Resources Inc. 4.875% 2021	3,705	3,651
Anglo American Capital PLC 2.15% 20132	2,415	2,433
		93,297

INFORMATION TECHNOLOGY — 0.76%
International Business Machines Corp. 1.95% 2016	9,650	10,035
International Business Machines Corp. 2.00% 2016	7,000	7,261
International Business Machines Corp. 5.70% 2017	5,000	6,064
International Business Machines Corp. 1.875% 2019	10,000	10,391
Oracle Corp. 1.20% 2017	13,855	13,899
Cisco Systems, Inc. 0.644% 20143	7,300	7,326
Cisco Systems, Inc. 2.90% 2014	5,500	5,759
Google Inc. 1.25% 2014	5,000	5,063
Hewlett-Packard Co. 0.711% 20143	5,000	4,878
National Semiconductor Corp. 6.60% 2017	2,500	3,109
Xerox Corp. 2.95% 2017	2,500	2,561
		76,346

Total corporate bonds & notes		2,657,700

MORTGAGE-BACKED OBLIGATIONS — 25.79%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS4 — 24.08%
Fannie Mae 7.00% 2015	$225	$238
Fannie Mae 7.00% 2016	175	186
Fannie Mae 11.50% 2019	20	21
Fannie Mae 4.00% 2024	3,351	3,587
Fannie Mae 6.00% 2024	1,248	1,397
Fannie Mae 3.50% 2025	20,375	21,624
Fannie Mae 3.50% 2025	16,069	17,053
Fannie Mae 3.50% 2025	11,823	12,548
Fannie Mae 3.50% 2025	11,366	12,062
Fannie Mae 3.50% 2025	9,408	9,985
Fannie Mae 3.50% 2025	8,352	8,864
Fannie Mae 3.50% 2025	6,340	6,729
Fannie Mae 3.50% 2025	5,161	5,477
Fannie Mae 3.50% 2026	43,430	46,091
Fannie Mae 3.50% 2026	31,584	33,519
Fannie Mae 3.50% 2026	28,538	30,287
Fannie Mae 3.50% 2026	23,834	25,295
Fannie Mae 3.50% 2026	10,870	11,536
Fannie Mae 3.50% 2026	6,147	6,515
Fannie Mae 3.50% 2026	3,220	3,417
Fannie Mae 3.50% 2026	2,994	3,177
Fannie Mae 3.50% 2026	1,574	1,668
Fannie Mae 3.50% 2026	1,278	1,356
Fannie Mae 3.50% 2026	388	412
Fannie Mae 3.50% 2026	356	384
Fannie Mae 3.50% 2026	300	319
Fannie Mae 3.50% 2026	46	49
Fannie Mae 6.00% 2026	919	1,029
Fannie Mae 9.034% 20263	276	316
Fannie Mae 2.50% 2027	148,750	155,513
Fannie Mae 2.50% 2027	22,837	23,938
Fannie Mae 2.50% 2027	19,053	19,936
Fannie Mae 2.50% 2027	10,790	11,312
Fannie Mae 2.50% 2027	8,391	8,795
Fannie Mae 2.50% 2027	7,636	8,005
Fannie Mae 2.50% 2027	7,600	7,970
Fannie Mae 2.50% 2027	7,600	7,966
Fannie Mae 2.50% 2027	7,600	7,961
Fannie Mae 2.50% 2027	1,827	1,913
Fannie Mae 3.00% 2027	149,000	157,125
Fannie Mae 3.00% 2027	99,021	104,582
Fannie Mae 3.00% 2027	71,183	75,603
Fannie Mae 3.00% 2027	57,139	60,348
Fannie Mae 3.00% 2027	44,877	47,397
Fannie Mae 3.00% 2027	33,966	35,873
Fannie Mae 3.00% 2027	31,959	33,753
Fannie Mae 3.00% 2027	26,618	28,096
Fannie Mae 3.00% 2027	24,551	26,075
Fannie Mae 3.00% 2027	12,030	12,849
Fannie Mae 3.50% 2027	120,000	127,275
Fannie Mae 4.00% 2027	44,000	47,073
Fannie Mae 5.50% 2028	630	685
Fannie Mae 6.00% 2028	2,476	2,785
Fannie Mae 6.00% 2028	866	972
Fannie Mae 6.00% 2028	825	927
Fannie Mae 6.50% 2034	2,644	2,973
Fannie Mae 2.724% 20373	6,920	7,453
Fannie Mae 2.893% 20373	4,156	4,471
Fannie Mae 3.21% 20373	1,448	1,536
Fannie Mae 6.00% 2037	7,039	7,784
Fannie Mae 7.00% 2037	706	794
Fannie Mae 7.50% 2037	172	197
Fannie Mae 5.367% 20383	624	668
Fannie Mae 5.497% 20383	1,535	1,634
Fannie Mae 5.50% 2038	9,570	10,417
Fannie Mae 6.00% 2038	34,294	37,696
Fannie Mae 6.00% 2038	32,195	35,382
Fannie Mae 6.00% 2038	28,623	31,427
Fannie Mae 6.00% 2038	16,546	18,140
Fannie Mae 6.00% 2038	2,176	2,434
Fannie Mae 3.71% 20393	629	663
Fannie Mae 3.845% 20393	960	1,012
Fannie Mae 3.89% 20393	336	352
Fannie Mae 3.961% 20393	4,410	4,623
Fannie Mae 6.00% 2039	1,229	1,350
Fannie Mae 6.50% 2039	1,648	1,844
Fannie Mae 3.248% 20403	12,985	13,696
Fannie Mae 4.00% 2040	21,215	23,381
Fannie Mae 4.00% 2040	17,716	19,009
Fannie Mae 4.00% 2040	16,839	18,068
Fannie Mae 4.177% 20403	5,965	6,363
Fannie Mae 4.404% 20403	16,801	17,947
Fannie Mae 5.50% 2040	4,613	5,061
Fannie Mae 5.50% 2040	1,414	1,538
Fannie Mae 3.17% 20413	7,733	8,170
Fannie Mae 3.469% 20413	6,808	7,205
Fannie Mae 3.50% 2041	10,051	10,877
Fannie Mae 3.568% 20413	2,881	3,054
Fannie Mae 3.575% 20413	12,364	13,102
Fannie Mae 4.00% 2041	43,583	46,764
Fannie Mae 4.50% 2041	15,174	16,436
Fannie Mae 4.50% 2041	365	395
Fannie Mae 5.00% 2041	27,687	31,224
Fannie Mae 5.00% 2041	9,540	10,759
Fannie Mae 5.00% 2041	9,278	10,464
Fannie Mae 5.00% 2041	9,043	10,080
Fannie Mae 5.00% 2041	2,054	2,239
Fannie Mae 5.00% 2041	777	848
Fannie Mae 2.078% 20423	11,601	12,047
Fannie Mae 2.201% 20423	15,011	15,613
Fannie Mae 2.598% 20423	24,040	25,166
Fannie Mae 2.639% 20423	4,956	5,203
Fannie Mae 2.956% 20423	3,870	4,064
Fannie Mae 3.00% 2042	60,000	63,122
Fannie Mae 3.50% 2042	31,810	34,424
Fannie Mae 3.50% 2042	19,645	21,260
Fannie Mae 3.50% 2042	14,684	15,891
Fannie Mae 3.50% 2042	14,750	15,748
Fannie Mae 3.50% 2042	9,693	10,381
Fannie Mae 3.50% 2042	5,618	6,080
Fannie Mae 3.50% 2042	3,131	3,389
Fannie Mae 4.00% 2042	28,375	31,342
Fannie Mae 4.00% 2042	6,250	6,698
Fannie Mae 4.50% 2042	44,925	48,428
Fannie Mae 5.00% 2042	54,050	58,585
Fannie Mae 7.00% 2047	146	163
Fannie Mae 7.00% 2047	73	81
Fannie Mae 3.793% 20503	2,718	2,889
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017	44,000	44,882
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	8,335	8,585
Fannie Mae, Series 2001-4, Class GA, 9.64% 20253	245	284
Fannie Mae, Series 2001-4, Class NA, 11.244% 20253	294	328
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	792	957
Fannie Mae, Series 2001-20, Class D, 11.005% 20313	45	49
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	3,253	3,353
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	2,580	2,405
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	10,661	11,932
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,359	3,790
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	6,467	5,753
Fannie Mae, Series 2007-114, Class A7, 0.408% 20373	12,500	12,128
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,112	5,674
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	180	211
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	139	159
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	748	893
Freddie Mac 5.00% 2023	3,415	3,678
Freddie Mac 5.00% 2023	1,237	1,331
Freddie Mac 5.00% 2024	749	806
Freddie Mac 4.00% 2026	11,094	11,783
Freddie Mac 6.00% 2026	263	295
Freddie Mac 6.00% 2026	99	111
Freddie Mac 6.50% 2027	1,950	2,178
Freddie Mac 5.672% 20373	1,511	1,599
Freddie Mac 6.00% 2037	1,731	1,905
Freddie Mac 6.00% 2037	550	605
Freddie Mac 3.862% 20383	5,125	5,355
Freddie Mac 5.00% 2038	2	2
Freddie Mac 5.373% 20383	1,715	1,840
Freddie Mac 5.50% 2038	2,099	2,266
Freddie Mac 3.636% 20393	2,106	2,235
Freddie Mac 3.476% 20413	3,530	3,718
Freddie Mac 5.00% 2041	27,960	31,410
Freddie Mac 5.00% 2041	1,120	1,258
Freddie Mac 4.50% 2042	40,000	42,749
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,782
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	9,195	9,447
Freddie Mac, Series 1567, Class A, 0.65% 20233	36	36
Freddie Mac, Series 2626, Class NG, 3.50% 2023	271	279
Freddie Mac, Series T-041, Class 3-A, 6.804% 20323	404	469
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,112	6,773
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,587	5,162
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,777	2,551
Freddie Mac, Series 3156, Class NG, 6.00% 2036	3,730	4,212
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	983	910
Freddie Mac, Series 3271, Class OA, 6.00% 2037	4,387	4,983
Government National Mortgage Assn. 4.50% 2040	41,963	46,438
Government National Mortgage Assn. 2.50% 20423	3,843	4,059
Government National Mortgage Assn. 3.00% 2042	3,250	3,465
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20192	2,555	2,599
		2,425,644

COMMERCIAL MORTGAGE-BACKED SECURITIES4 — 1.44%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	12,249
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.064% 20383	25,165	29,108
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20373	1,318	1,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	670	682
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	1,086
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	9,450	10,243
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.917% 20493	7,050	8,331
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	6,250	6,484
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	1,000	1,048
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	1,000	1,045
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	7,500	7,705
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	308	314
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.469% 20443	13,981	15,687
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,780
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 20453	6,500	7,380
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462	8,910	9,673
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	6,000	6,375
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.508% 20393	2,000	2,113
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,187
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.485% 20453	2,000	2,008
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	364	364
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 20363	2,000	1,858
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20382	2,000	1,905
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	3,421
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.833% 20312,3	14,710	119
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	2,075	2,165
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.865% 20423	1,000	1,119
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	265	275
		145,485

OTHER MORTGAGE-BACKED SECURITIES4 — 0.25%
Compagnie de Financement Foncier 2.125% 20132	11,000	11,061
Bank of Montreal 2.85% 20152	7,500	7,942
Northern Rock PLC 5.625% 20172	3,150	3,740
Royal Bank of Canada 3.125% 20152	1,000	1,058
Bank of Nova Scotia 1.45% 20132	1,000	1,008
		24,809

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)4 — 0.02%
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	254	274
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	250	263
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	363	380
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	986	1,069
Paine Webber CMO, Series O, Class 5, 9.50% 2019	64	71
		2,057

Total mortgage-backed obligations		2,597,995

FEDERAL AGENCY BONDS & NOTES — 4.12%
Freddie Mac 0.375% 2013	55,000	55,085
Freddie Mac 0.75% 2014	20,000	20,174
Freddie Mac 2.50% 2014	11,000	11,343
Freddie Mac 5.00% 2014	10,000	10,767
Freddie Mac 2.50% 2016	45,000	48,124
Freddie Mac 5.50% 2016	2,920	3,443
Freddie Mac 1.00% 2017	16,400	16,634
Freddie Mac 1.00% 2017	10,000	10,133
Freddie Mac 0.75% 2018	10,000	9,994
Freddie Mac 1.25% 2019	25,000	25,131
Fannie Mae 2.625% 2014	9,000	9,409
Fannie Mae 2.75% 2014	20,000	20,642
Fannie Mae 3.00% 2014	8,250	8,651
Fannie Mae 1.625% 2015	30,000	31,067
Fannie Mae 2.375% 2015	25,000	26,329
Fannie Mae 1.25% 2016	10,000	10,261
Fannie Mae 5.375% 2016	2,080	2,441
Federal Home Loan Bank 2.50% 2014	3,300	3,412
Federal Home Loan Bank 5.50% 2014	5,000	5,443
Federal Home Loan Bank 0.50% 2015	40,000	40,184
Federal Home Loan Bank 5.375% 2016	1,420	1,678
Federal Home Loan Bank, Series 2816, 1.00% 2017	11,965	12,133
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.617% 20123	15,000	15,005
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,009
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,162
Federal Agricultural Mortgage Corp. 5.125% 20172	1,070	1,274
CoBank ACB 0.989% 20222,3	935	768
		414,696

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 1.84%
Polish Government 5.00% 2015	8,000	8,939
Polish Government 6.375% 2019	2,825	3,542
Polish Government 3.00% 2023	10,000	10,007
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20132	12,000	12,005
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20142	10,000	10,180
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	5,875	5,877
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20142	1,045	1,090
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	14,000	14,696
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20142	15,000	15,208
France Government Agency-Guaranteed, Société Finance 2.875% 20142	5,440	5,670
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,900	6,141
Swedish Government 1.00% 20142	10,600	10,703
Finland (Republic of) 1.25% 20152	10,000	10,242
Netherlands Government 1.00% 2017	10,000	10,117
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	10,000	10,029
European Investment Bank 3.125% 2014	9,250	9,641
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	9,000	9,404
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,165
Chilean Government 3.875% 2020	5,000	5,681
Asian Development Bank 2.75% 2014	5,100	5,298
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	4,960
United Mexican States Government Global 5.875% 2014	3,500	3,698
Croatian Government 6.75% 2019	2,000	2,325
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	730	765
		185,383

MUNICIPALS — 0.55%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	15,750
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,532
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,023
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,983
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	5,500	5,676
State of Texas, Board of Regents of the University of Texas System, Revenue Refunding Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,739
		55,703

ASSET-BACKED OBLIGATIONS4 — 0.44%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,060
Chase Issuance Trust, Series 2006-8, Class A, 0.268% 20163	10,000	10,001
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20192	10,000	10,263
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	4,187	4,456
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,452
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	3,845	3,890
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,037	2,058
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,879	1,890
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,680	1,803
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	600	649
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	308	309
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	66	66
		44,897

Total bonds & notes (cost: $9,216,151,000)		9,556,345

Preferred securities — 0.03%	Shares

FINANCIALS — 0.03%
CoBank, ACB, Class E, noncumulative2	4,000	2,749

Total preferred securities (cost: $3,985,000)		2,749

	Principal amount
Short-term securities — 12.33%	(000)

U.S. Treasury Bills 0.122%–0.156% due 12/6/2012–5/9/2013	$354,600	354,517
Federal Home Loan Bank 0.12%–0.165% due 12/3/2012–4/17/2013	185,600	185,562
General Electric Co. 0.13%–0.15% due 12/3–12/18/2012	125,800	125,794
Freddie Mac 0.13%–0.16% due 1/16–4/16/2013	116,000	115,959
Variable Funding Capital Company LLC 0.16%–0.17% due 12/19–12/28/20122	91,200	91,189
United Technologies Corp. 0.13%–0.15% due 12/13–12/14/20122	64,200	64,197
Wal-Mart Stores, Inc. 0.12% due 12/18/20122	62,600	62,596
Coca-Cola Co. 0.16%–0.22% due 1/14–1/17/20132	59,700	59,690
National Rural Utilities Cooperative Finance Corp. 0.14% due 12/11/2012	52,700	52,698
Procter & Gamble Co. 0.15% due 1/10/20132	48,000	47,994
Fannie Mae 0.13%–0.14% due 12/17–12/26/2012	30,700	30,698
John Deere Capital Corp. 0.18% due 1/30/20132	22,300	22,293
Regents of the University of California 0.18% due 1/7/2013	19,400	19,396
Federal Farm Credit Banks 0.15% due 12/7/2012	10,000	10,000

Total short-term securities (cost: $1,242,511,000)		1,242,583

Total investment securities (cost: $10,462,647,000)		10,801,677
Other assets less liabilities		(728,716)

Net assets		$10,072,961

1Index-linked bond whose principal amount moves with a government price index.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,115,307,000, which represented 11.07% of the net assets of the fund.

3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$341,328
Gross unrealized depreciation on investment securities	(5,437)
Net unrealized appreciation on investment securities	335,891
Cost of investment securities for federal income tax purposes	10,465,786

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-023-0113O-S32816

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2013